Document And Entity Information	9 Months Ended
Mar. 31, 2023
Document Information Line Items
Entity Registrant Name	GALAXY NEXT GENERATION, INC.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Central Index Key	0001127993
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV